H1 Taxes	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
H1 Taxes

Taxes
The Company’s tax expense was SEK –9,588 (–2,215) million or 25.0% (85.6%) of income after financial items. The tax rate may vary between years depending on business and geographical mix.
Income taxes recognized in the income statement

	2025	2024	2023

Current income taxes for the year	–8,828	–6,461	–4,289

Current income taxes related to prior years	–610	–162	118

Deferred tax income/expense (+/–)	–54	4,563	1,406

Share of taxes in associated companies	–35	–102	–20

Pillar Two tax expense	–61	–53	–

Income tax expense	–9,588	–2,215	–2,785
A reconciliation between
reported
tax expense for the year and the theoretical tax expense that would arise when applying the statutory tax rate in Sweden, 20.6%, on the consolidated income/loss before taxes, is shown in the table below.
In 2024 the tax rate was negatively impacted by the effect on non-tax
deductible goodwill and the remeasurement of tax loss carry-forwards and positively impacted by the other intangible asset impairments mainly related to Vonage of SEK 15.1 billion.
Reconciliation of Swedish income tax rate with effective tax rate

	2025	2024	2023

Calculated tax expense at Swedish tax rate of 20.6%	–7,891	–533	4,804

Effect of foreign tax rates	–908	430	–884

Current income taxes related to prior years	–610	–162	118

Remeasurement of tax loss carry-forwards	–73	–973	–28

Remeasurement of deductible temporary differences	288	308	394

Withholding tax expense	–378	–780	–217

Tax effect of non-deductible expenses	–136	–1,045	–7,311

Tax effect of non-taxable income	164	655	335

Tax effect of changes in tax rates	17	–62	4

Pillar Two tax expense	–61	–53	–

Income tax expense	–9,588	–2,215	–2,785

Effective tax rate	25.0%	85.6%	–11.9%
The Group has applied the temporary exception issued by the IASB in May 2023 from the accounting requirements for deferred taxes in IAS 12. Accordingly, the Group neither recognizes nor discloses information about any deferred tax assets or liabilities related to Pillar Two income taxes.
Deferred tax balances
Deferred tax assets and liabilities are derived from the balance sheet items as shown in the table below.
Tax effects of temporary differences and tax loss carry-forwards

	Deferred tax assets	Deferred tax liabilities	Net balance

2025

Intangible assets and property, plant and equipment	1,222	2,789

Right-of-use assets and similar assets	–	1,281

Current assets	1,701	77

Post-employment benefits	3,555	373

Provisions	4,633	–

Lease liabilities and similar liabilities	1,345	–

Deferred tax credits	2,042	–

Other	2,088	437

Loss carry-forwards	5,070	–

Deferred tax assets/liabilities	21,656	4,957	16,699

Netting of assets/liabilities	–4,805	–4,805

Deferred tax assets/liabilities, net	16,851	152	16,699

2024

Intangible assets and property, plant and equipment	1,447	3,457

Right-of-use assets and similar assets	–	1,199

Current assets	4,340	1,323

Post-employment benefits	4,778	229

Provisions	4,788	–

Lease liabilities and similar liabilities	1,307	–

Deferred tax credits	5,027	–

Other	2,394	359

Loss carry-forwards	5,603	–

Deferred tax assets/liabilities	29,684	6,567	23,117

Netting of assets/liabilities	–5,272	–5,272

Deferred tax assets/liabilities, net	24,412	1,295	23,117
Changes in deferred taxes, net

	2025	2024

Opening balance, net	23,117	18,495

Recognized in net income	–54	4,563

Recognized in other comprehensive income	–2,371	505

Balances regarding acquired/divested businesses	–81	–

Deferred tax credits increase (+) / utilization (–)	–2,700	–685

Translation difference	–1,212	239

Closing balance, net	16,699	23,117
Tax on items charged to Equity and Other comprehensive income

	2025	2024	2023

Remeasurements of defined benefits pension plans	–1,376	–147	–251

Revaluation of credit risk on borrowings	–6	117	137

Cash flow hedge reserves	–995	652	–380

Non-controlling interests	2	2	–

Total	–2,375	624	–494
Tax on items charged to Equity and Other comprehensive income (OCI) is presented in the table above. Of the total tax effect reported in OCI, SEK –2,369 (507) million is deferred tax and SEK –6 (117) million is current tax.
As a result of Parent Company exemptions
from
tax on dividends from subsidiaries and on capital gains on disposal, there are no significant taxable temporary differences associated with investments in subsidiaries, branches and associates.
Tax loss carry-forwards
Significant tax assets regarding tax loss carry-forwards are reported to the extent that realization of the related tax benefit through future taxable profits is probable also when considering the period during which these can be utilized, as described below.
The majority of the recognized tax loss carry-forwards pertain to Sweden, US, Germany and Brazil. These countries have long or indefinite periods of utilization. Of the total SEK 5,070 (5,603) million recognized deferred tax assets related to tax loss carry-forwards, SEK 3,711 (3,815) million relates to Sweden.
Future profit projections support the conclusion that the deferred tax assets will be utilized in the foreseeable future.

As of December 31, 2025, the recognized tax loss carry-forwards amounted to SEK 23,153 (25,354) million. The tax value of the tax loss carry-forwards is reported as a tax asset based on the utilization periods and the expectation that the Group will realize a significant taxable income to offset these loss carry-forwards. The tax loss carry-forwards of SEK 10,757 (11,025) million at a tax value of SEK 2,308 (2,399) million have not been recognized due to judgments that they are unlikely to be utilizable against future taxable profits in the respective jurisdictions. The majority of both recognized and unrecognized tax loss carry-forwards have an expiration date in excess of five years. The majority of the unrecognized tax loss carry-forwards pertains to US, Ireland, Hungary and Brazil. The final years in which the recognized and unrecognized tax loss carry-forwards can
be utilized are shown in the following table.

Tax loss carry-forwards	Recognized tax loss		Unrecognized tax loss
Year of expiration	Tax loss carry-forwards	Tax value	Tax loss carry-forwards	Tax value

2026	25	6	150	24

2027	75	22	1,119	273

2028	7	2	407	94

2029	164	45	73	11

2030	841	217	38	7

2031 or later (also includes unlimited carry-forwards)	22,041	4,778	8,970	1,899

Total	23,153	5,070	10,757	2,308
Deferred tax credits
In addition to deferred tax credits of SEK 2,042 (5,027) million recognized in 2025, unused deferred tax credits, relating mainly to R&D tax credit
s, for which no deferred tax asset was recognized in the consolidated balance sheet amounted to SEK 946 (1,114) million. The final years in which the tax credits can be utilized are shown in the below table.
Risk assessment on the
business
plans is carried
out
on a regular basis, and deferred tax asset recoverability analysis will be performed if conditions suggest that such assets might need to be impaired.

Deferred tax credits	Recognized	Unrecognized
	deferred tax credits	deferred tax credits
Year of expiration	Tax value	Tax value

2026	28	111

2027	27	104

2028	9	–

2029	9	–

2030	15	11

2031 or later	1,954	720

Total	2,042	946